Debt (Schedule Of Debt) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		617
Commitment		$ 35,649,883
Debt, undrawn amounts		6,689,395
Long-term Debt		29,806,843	$ 30,402,392
Fair value adjustments		800,000
Total outstanding indebtedness, excluding fair value adjustments		28,960,488
Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		19,022,823
Debt, undrawn amounts		4,075,000
Long-term Debt		15,619,510	15,982,990
Secured Debt [Member]
Debt Instrument [Line Items]
Commitment		15,062,780
Debt, undrawn amounts		2,614,395
Long-term Debt		12,623,288	13,355,360
Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		1,564,280
Long-term Debt		1,564,045	1,064,042
ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		9,220,000
Long-term Debt		$ 9,220,000	11,230,020
Debt, weighted average interest rate	[1]	6.56%
Debt, Maturity		2016-2022
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 29,807,000	30,402,000
AerCap Aviation Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		300,000
Long-term Debt		$ 300,000	300,000
Debt, weighted average interest rate	[1]	6.38%
Debt, Maturity		2017
AerCap Trust & AerCap Ireland Capital [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 5,399,864
Long-term Debt		$ 5,399,864	3,400,000
Debt, weighted average interest rate	[1]	4.30%
Debt, Maturity		2017-2022
Asia Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 575,000
Debt, undrawn amounts		$ 575,000
Debt, Maturity		2020
Citi Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 3,000,000
Debt, undrawn amounts		$ 3,000,000
Debt, Maturity		2018
AIG Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 500,000
Debt, undrawn amounts		$ 500,000
Debt, Maturity		2019
Other Unsecured Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 27,959
Long-term Debt		$ 27,959	53,101
Debt, weighted average interest rate	[1]	10.67%
Debt, Maturity		2016
Unsecured Debt, Fair Value Adjustment [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 671,687	999,869
Debt, Maturity		NA
Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		104
Commitment		$ 2,292,686
Long-term Debt		$ 2,292,686	2,691,316
Debt, weighted average interest rate	[1]	2.39%
Debt, Maturity		2016-2027
Export Credit Facilities [Member] | Secured Debt, Not Guaranteed By Company [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 35,200
Senior Secured Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		150
Commitment		$ 2,550,000
Long-term Debt		$ 2,550,000	2,550,000
Debt, weighted average interest rate	[1]	6.94%
Debt, Maturity		2016-2018
Institutional Secured Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		195
Commitment		$ 4,554,114
Debt, undrawn amounts		1,284,292
Long-term Debt		$ 3,269,822	3,355,263
Debt, weighted average interest rate	[1]	3.21%
Debt, Maturity		2020-2021
ALS II Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		30
Commitment		$ 210,557
Long-term Debt		$ 210,557	325,920
Debt, weighted average interest rate	[1]	2.18%
Debt, Maturity		2038
AerFunding Revolving Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		32
Commitment		$ 2,160,000
Debt, undrawn amounts		1,101,706
Long-term Debt		$ 1,058,294	887,385
Debt, weighted average interest rate	[1]	2.54%
Debt, Maturity		2019
AeroTurbine Revolving Credit Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Commitment	[2]	$ 550,000
Debt, undrawn amounts	[2]	228,397
Long-term Debt	[2]	$ 321,603	302,142
Debt, weighted average interest rate	[1],[2]	2.92%
Debt, Maturity	[2]	2019
Other Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		106
Commitment		$ 2,745,423
Long-term Debt		$ 2,745,423	2,781,801
Debt, weighted average interest rate	[1]	3.39%
Debt, Maturity		2016-2026
Other Secured Debt [Member] | Other Secured Debt Limited Recourse In Nature [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 193,400
Boeing 737 800 Pre-delivery Payment Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			174,306
Debt, Maturity		NA
Secured Debt Fair Value Adjustment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 174,903	287,227
Debt, Maturity		NA
ECAPs Subordinated Debt [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 1,000,000
Long-term Debt		$ 1,000,000	1,000,000
Debt, weighted average interest rate	[1]	4.49%
Debt, Maturity		2065
Junior Subordinated Notes [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 500,000
Long-term Debt		$ 500,000
Debt, weighted average interest rate	[1]	6.50%
Debt, Maturity		2045
Subordinated Debt Joint Ventures Partners [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 64,280
Long-term Debt		$ 64,280	64,280
Debt, weighted average interest rate	[1]	1.96%
Debt, Maturity		2022
Subordinated Debt Fair Value Adjustment [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ (235)	$ (238)
Debt, Maturity		NA

[1]	The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates as well as any amortization of debt issuance costs.
[2]	AeroTurbine's assets serve as collateral for the AeroTurbine revolving credit agreement.